Deferred income	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred income

20.	Deferred income

	2023	2022
	€’000	€’000
Current
Grant proceeds received	-	186

Non-current
Grant proceeds received	9,299	2,925

During 2023, €7.9 million (2022: €2.9 million) was advanced to the Group as part of its C-5 and C-14 grant awards. This amount will be recognised as deferred income until such time that it can be offset against project expenditure which will take place once the projects are further along in their development cycle.